Nuveen Municipal Credit Income Fund
Portfolio of Investments July 31, 2023
(Unaudited)
NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 163.1%   (100.0% of Total Investments)
X – MUNICIPAL BONDS - 158 .6% ( 97 .2 % of Total Investments)
X 4,173,376,293
Alabama - 0.6% (0.4% of Total Investments)
$ 8,585 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   $ 8,646,040
2,115 Alabama Special Care Facilities Financing Authority, Birmingham,
Hospital Revenue Bonds, Daughters of Charity National Health
System - Providence Hospital and St. Vincent's Hospital, Series 1995,
5.000%, 11/01/25, (ETM)
8/23 at 100.00 N/R  (4) 2,214,299
2,280 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 Aa2   2,316,571
2,720 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46 (5)
5/26 at 100.00 Aa2   2,763,629
340 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   342,067
Total Alabama 16,282,606
Alaska - 0.3% (0.1% of Total Investments)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,000 5.000%, 1/01/31, (AMT) 7/25 at 100.00 Baa2   1,017,220
2,950 5.000%, 1/01/33, (AMT) 7/25 at 100.00 Baa2   2,998,823
2,400 5.000%, 1/01/34, (AMT) 7/25 at 100.00 Baa2   2,438,712
Total Alaska 6,454,755
Arizona - 1.3% (0.8% of Total Investments)
2,820 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 A2   2,827,727
2,131 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A 2021
960240 (6)
7/27 at 100.00 N/R   1,640,888
3,185 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R   3,190,383
1,750 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 A2   1,801,362
10,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 AA-   10,179,100
Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility
Revenue Bonds, Mesa Project, Series 2012:
400 5.000%, 7/01/27, (AMT) 8/23 at 100.00 A1   400,232
950 5.000%, 7/01/32, (AMT) 8/23 at 100.00 A1   950,494
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
1,790 5.375%, 7/01/46 7/26 at 100.00 BB-   1,684,981
2,140 5.500%, 7/01/51 7/26 at 100.00 BB-   2,011,792
595 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   596,779

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 2,060 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   $ 2,105,485
35 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019,
5.125%, 7/01/39
7/25 at 100.00 N/R   32,599
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
50 5.000%, 12/01/32 No Opt. Call BBB+   53,020
7,235 5.000%, 12/01/37 No Opt. Call BBB+   7,569,836
Total Arizona 35,044,678
Arkansas - 1.1% (0.7% of Total Investments)
10,055 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   10,054,497
12,410 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 BB-   12,594,661
6,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   5,467,560
2,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   1,894,040
Total Arkansas 30,010,758
California - 21.3% (13.0% of Total Investments)
2,000 ABC Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2000B, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call AA-   2,000,000
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA   3,596,235
535 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 BBB   535,845
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R   1,930,704
Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election of 2004 Series 2005B:
4,070 0.000%, 8/01/32 - FGIC Insured No Opt. Call A   2,932,394
6,410 0.000%, 8/01/34 - FGIC Insured No Opt. Call A   4,270,086
1,510 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   1,235,301
1,515 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R   1,419,252
1,295 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/36
8/23 at 100.00 N/R   1,261,408
22,650 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49, (UB)
(5)
11/26 at 100.00 A3   23,062,230
3,500 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/45
4/30 at 100.00 Baa1   3,304,630

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 825 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 5.375%, 7/01/45,
144A
7/25 at 100.00 BB+   $ 826,064
34,780 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 A1   32,935,269
22,130 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call BB-   21,967,566
1,795 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 Baa3   1,816,127
2,000 California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%,
6/01/51, 144A
6/26 at 100.00 N/R   1,834,260
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
2,500 5.250%, 12/01/44 12/24 at 100.00 BB   2,496,675
11,712 5.500%, 12/01/54 12/24 at 100.00 BB   11,833,571
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,250 5.000%, 12/01/41, 144A 6/26 at 100.00 BB   2,238,615
38,280 5.250%, 12/01/56, 144A 6/26 at 100.00 BB   38,296,460
17,205 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB   17,217,560
15 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (6),(7)
9/23 at 100.00 N/R   15,071
10 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (6),(7)
9/23 at 100.00 N/R   10,173
9,955 Capistrano Unified School District, Orange County, California, Special
Tax Bonds, Community Facilities District 98-2, Series 2005, 0.000%,
9/01/31 - FGIC Insured
No Opt. Call Baa2   7,334,944
3,795 Colton Joint Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2006C, 0.000%, 2/01/37 - FGIC
Insured
No Opt. Call A+   2,245,577
6,215 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   4,546,645
CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
Series 2021A-1:
2,330 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R   1,741,675
10,145 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R   6,819,773
3,005 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R   2,170,001
21,855 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R   14,139,966
15,120 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   10,131,761

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,320 Davis, California, Special Tax Bonds, Community Facilities District 2015-
1 Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R   $ 1,334,375
2,510 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 1,
Series 2004B, 0.000%, 10/01/28 - NPFG Insured
No Opt. Call AA-   2,125,744
3,360 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 2,
Series 2002A, 0.000%, 7/01/27 - NPFG Insured
No Opt. Call AA-   2,957,909
3,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%,
1/15/34 - AGM Insured
No Opt. Call BBB+   2,560,565
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
3,000 0.000%, 1/15/26 (8) No Opt. Call Baa2   3,102,990
1,560 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 1,578,892
3,560 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 3,606,600
4,505 Foothill-De Anza Community College District, Santa Clara County,
California, Election of 1999 General Obligation Bonds, Series A,
0.000%, 8/01/30 - NPFG Insured
No Opt. Call AAA   3,606,027
5,855 Fremont Union High School District, Santa Clara County, California,
General Obligation Bonds, Refunding Series 2017A, 4.000%, 8/01/46
8/27 at 100.00 AAA   5,811,790
2,315 Gateway Unified School District, California, General Obligation Bonds,
Series 2004B, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call A+   1,717,336
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A:
8,495 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 A+  (4) 8,816,026
3,170 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
0.000%, 6/01/26 - AGM Insured, (ETM)
No Opt. Call Aa3  (4) 2,919,824
Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust
2015-XF1038:
2,445 14.939%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (5) 6/25 at 100.00 N/R  (4) 2,814,440
1,250 14.951%, 6/01/40, 144A, (IF) (5) 6/25 at 100.00 A+   1,438,975
15,000 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 Aa2   14,888,250
3,190 Hillsborough City School District, San Mateo County, California, General
Obligation Bonds, Series 2006B, 0.000%, 9/01/27
No Opt. Call AAA   2,808,221
5,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005, 0.000%, 8/01/31 -
NPFG Insured
No Opt. Call Aa2   3,909,550
2,500 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 -
FGIC Insured
No Opt. Call AA-   1,884,350
25,000 Irvine Facilities Financing Authority, California, Special Tax Revenue
Bonds, Great Park Infrastructure Project Series 2023A, 4.000%,
9/01/58 - BAM Insured, (UB) (5)
9/33 at 100.00 AA   24,307,750
225 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 5.015%, 11/15/27 (3-Month
LIBOR*0.67% reference rate + 1.450% spread) (9)
No Opt. Call A-   222,093
12,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/41, (AMT), (UB) (5)
5/25 at 100.00 AA   12,164,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,155 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.000%, 5/15/42,
(AMT)
11/31 at 100.00 AA   $ 2,293,222
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
4,930 4.000%, 5/15/46, (AMT) 11/31 at 100.00 AA-   4,723,433
70 4.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 N/R  (4) 73,555
9,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2022A,
4.000%, 5/15/49, (AMT)
5/32 at 100.00 AA-   8,504,910
2,000 Martinez Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-
refunded 8/01/24)
8/24 at 100.00 Aa3  (4) 2,055,040
1,000 Mendocino-Lake Community College District, Mendocino and Lake
Counties, California, General Obligation Bonds, Election 2006, Series
2011B, 5.600%, 8/01/31, (Pre-refunded 8/01/26) - AGM Insured
8/26 at 100.00 Aa3  (4) 1,080,620
10,000 Milpitas Municipal Financing Authority, California, Wastewater Revenue
Bonds, Series 2019, 4.000%, 11/01/49
11/29 at 100.00 AA+   9,860,400
2,335 Morongo Band of Mission Indians, California, Enterprise Revenue
Bonds, Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB-   2,303,944
Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A:
1,030 0.000%, 8/01/28 (8) 2/28 at 100.00 AA   1,139,654
2,320 0.000%, 8/01/43 (8) 8/35 at 100.00 AA   2,130,061
5,420 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+   6,612,400
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C:
2,700 7.000%, 11/01/34 No Opt. Call BBB+   3,342,249
2,200 6.500%, 11/01/39 No Opt. Call BBB+   2,684,000
North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B:
7,735 0.000%, 8/01/25 - FGIC Insured No Opt. Call AA+   7,229,595
4,180 0.000%, 8/01/26 - FGIC Insured No Opt. Call AA+   3,786,244
10,885 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series 2005B,
0.000%, 8/01/25 - FGIC Insured
No Opt. Call A+   10,167,787
7,750 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2022C, 4.000%, 8/01/47
8/30 at 100.00 Aa2   7,708,925
6,000 Palomar Pomerado Health, California, General Obligation Bonds,
Capital Appreciation, Election of 2004, Series 2007A, 0.000%,
8/01/24 - NPFG Insured
No Opt. Call BBB-   5,782,200
12,210 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A,
6.750%, 8/01/40
8/30 at 100.00 BBB-   14,109,388
5,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 BBB-   5,728,250
1,750 Paramount Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2001B, 0.000%, 9/01/23 - AGM
Insured
No Opt. Call Aa3   1,744,977
3,200 Redlands Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2003, 0.000%, 7/01/27 - AGM
Insured
No Opt. Call A1   2,779,392

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM
Insured
No Opt. Call BBB+   $ 2,568,018
165 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R   166,797
2,750 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A   2,802,222
2,360 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 A2   2,450,176
6,650 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A,
5.000%, 5/01/44, (AMT)
5/29 at 100.00 A+   6,887,870
9,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%,
5/01/44, (AMT)
5/24 at 100.00 A+   9,039,960
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D:
13,015 5.000%, 5/01/43, (AMT) 5/28 at 100.00 A+   13,417,033
33,485 5.000%, 5/01/48, (AMT), (UB) (5) 5/28 at 100.00 A+   34,237,408
12,535 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%,
5/01/45, (AMT)
5/29 at 100.00 A+   12,988,391
5,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 BBB+   4,761,100
2,700 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB   2,750,166
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A:
6,630 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 6,822,933
3,160 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 3,251,956
5,760 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/45
8/25 at 34.92 A3   1,835,597
Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A:
7,500 0.000%, 6/01/36 8/23 at 49.30 N/R   3,678,525
37,555 0.000%, 6/01/47 8/23 at 26.32 N/R   9,351,195
1,800 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2000 Series 2003D, 0.000%,
8/01/27 - FGIC Insured
No Opt. Call AA-   1,579,302
4,005 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 0.000%, 8/01/36 - AGM Insured (8)
8/31 at 100.00 AA   4,264,284
Total California 559,435,124
Colorado - 7.1% (4.4% of Total Investments)
1,500 Anthem West Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 A1   1,548,930
1,206 Base Village Metropolitan District 2, Colorado, General Obligation
Bonds, Refunding Series 2016A, 5.500%, 12/01/36
8/23 at 102.00 N/R   1,211,572

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A:
$ 775 6.000%, 12/01/37 8/23 at 103.00 N/R   $ 761,778
2,320 6.125%, 12/01/47 8/23 at 103.00 N/R   2,280,885
685 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
8/23 at 103.00 N/R   673,451
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017:
770 5.000%, 12/01/37, 144A 8/23 at 103.00 N/R   733,995
2,210 5.000%, 12/01/47, 144A 8/23 at 103.00 N/R   2,011,940
625 Central Platte Valley Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2013A, 6.000%, 12/01/38, (Pre-
refunded 12/01/23)
12/23 at 100.00 BBB  (4) 630,113
900 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A, 5.000%, 6/01/37
12/25 at 100.00 N/R   875,412
Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017:
750 4.000%, 12/31/30, (AMT) 12/27 at 100.00 A   755,797
250 4.000%, 6/30/31, (AMT) 12/27 at 100.00 A   251,765
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36
12/23 at 100.00 A+   2,004,580
2,820 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/38
8/29 at 100.00 Baa1   2,749,951
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
5,500 5.000%, 8/01/34 8/29 at 100.00 Baa1   5,894,240
6,000 5.000%, 8/01/37 8/29 at 100.00 Baa1   6,300,300
3,335 5.000%, 8/01/38 8/29 at 100.00 Baa1   3,488,577
4,000 5.000%, 8/01/39 8/29 at 100.00 Baa1   4,171,000
28,345 5.000%, 8/01/44 8/29 at 100.00 Baa1   29,248,071
820 4.000%, 8/01/49 8/29 at 100.00 Baa1   747,348
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
5,000 5.500%, 11/01/47 11/32 at 100.00 Baa1   5,349,200
8,300 5.250%, 11/01/52, (UB) (5) 11/32 at 100.00 Baa1   8,652,750
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 4.000%, 12/01/42
8/23 at 100.00 A+   2,039,499
3,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R  (4) 3,776,602
2,105 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   2,068,078
2,250 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2013B-1, 5.000%, 11/15/38
11/23 at 100.00 Aa2   2,256,953
3,870 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   3,878,553
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A:
10,695 5.000%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A+   10,936,172
13,965 5.250%, 12/01/48, (AMT), (UB) (5) 12/28 at 100.00 A+   14,578,064

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 365 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series
2018A, 5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   $ 368,296
1,240 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   1,251,197
10,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A   4,439,500
8,845 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 1997B, 0.000%, 9/01/26 - NPFG Insured
No Opt. Call A   7,917,779
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
7,550 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   6,096,021
11,100 0.000%, 9/01/31 - NPFG Insured No Opt. Call A   8,305,575
10,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call A2   7,176,300
4,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 A2   1,822,960
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014:
1,125 5.750%, 12/01/30 12/24 at 100.00 N/R   1,107,754
1,000 6.000%, 12/01/38 12/24 at 100.00 N/R   942,570
825 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
8/23 at 103.00 N/R   830,899
4,945 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%,
12/01/53
6/28 at 103.00 N/R   4,955,928
4,310 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 N/R   4,110,619
1,870 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   1,877,312
490 Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
5.000%, 12/01/45
12/26 at 100.00 N/R   462,888
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008:
475 6.250%, 11/15/28 No Opt. Call A-   508,716
4,030 6.500%, 11/15/38 No Opt. Call A-   4,861,026
954 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A,
5.000%, 12/01/45
12/26 at 100.00 N/R   884,921
55 Water Valley Metropolitan District 1, Colorado, General Obligation
Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 N/R   54,379
105 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 N/R   104,038
West Meadow Metropolitan District, Town of Fraser, Grand County,
Colorado, Limited Tax General Obligation Bonds, Senior Series 2023A:
1,000 6.000%, 12/01/38, 144A 12/28 at 103.00 N/R   1,027,580
1,000 6.500%, 12/01/50, 144A 12/28 at 103.00 N/R   1,032,300
7,320 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/51
7/31 at 100.00 AA   7,880,419
Total Colorado 187,894,553

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 0.2% (0.1% of Total Investments)
$ 6,345 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 A   $ 5,701,680
Total Connecticut 5,701,680
District of Columbia - 0.8% (0.5% of Total Investments)
5,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2019A, 4.000%, 3/01/39
9/29 at 100.00 Aa1   5,057,350
10,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A, 5.000%, 7/01/39
7/32 at 100.00 Aa1   11,347,500
10,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B, 0.000%,
10/01/37 - AGC Insured
No Opt. Call Baa1   5,403,200
Total District of Columbia 21,808,050
Florida - 9.7% (6.0% of Total Investments)
Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A:
1,005 5.000%, 9/01/43 9/23 at 100.00 BBB   1,005,432
865 5.000%, 9/01/45 9/23 at 100.00 BBB   865,337
615 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A, 5.375%, 11/01/36
11/27 at 100.00 N/R   623,979
665 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 N/R   651,374
935 Bonterra Community Development District, Hialeah, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%,
5/01/34
5/27 at 100.00 N/R   917,880
Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A:
3,315 5.000%, 4/01/41 4/32 at 100.00 A   3,515,127
3,000 5.000%, 4/01/47 4/32 at 100.00 A   3,116,340
4,390 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A, 5.000%, 7/01/50
7/25 at 100.00 CCC   3,060,049
325 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   304,002
150 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   148,974
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1:
120 5.250%, 11/01/37 11/28 at 100.00 N/R   121,592
155 5.600%, 11/01/46 11/28 at 100.00 N/R   156,750
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015:
555 5.250%, 5/01/35 5/26 at 100.00 N/R   559,878
615 5.300%, 5/01/36 5/26 at 100.00 N/R   620,886
955 5.500%, 5/01/45 5/26 at 100.00 N/R   959,402
1,305 5.500%, 5/01/46 5/26 at 100.00 N/R   1,309,868
Escambia County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Baptist Health Care Corporation Obligated,
Series 2020A:
12,505 4.000%, 8/15/45 2/30 at 100.00 BBB   11,165,840
6,515 4.000%, 8/15/50 2/30 at 100.00 BBB   5,637,820

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project, Series
2017C:
$ 1,115 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R   $ 1,118,724
3,385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R   3,332,939
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
1,420 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R   1,351,272
1,465 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R   1,327,612
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies Inc., Series 2016A:
1,000 5.000%, 7/01/36 7/26 at 100.00 N/R   900,950
6,785 5.125%, 7/01/46 7/26 at 100.00 N/R   5,766,436
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A:
900 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R   906,705
560 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R   560,874
120 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/40, 144A
9/27 at 100.00 N/R   106,554
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A:
1,015 6.250%, 6/15/36, 144A 6/26 at 100.00 N/R   1,042,446
2,475 6.375%, 6/15/46, 144A 6/26 at 100.00 N/R   2,521,703
26,600 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   26,453,700
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
16,155 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/23 at 101.00 N/R   16,112,836
10,000 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/23 at 102.00 N/R   9,682,700
14,210 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/23 at 102.00 N/R   13,712,792
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
8/23 at 104.00 N/R   25,513,000
3,380 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 A+   3,262,815
320 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 N/R   315,840
Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A:
5,000 4.000%, 10/01/39, (AMT) 10/29 at 100.00 AA-   4,908,300
4,230 4.000%, 10/01/49, (AMT) 10/29 at 100.00 AA-   3,982,883
4,500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/42, (AMT)
10/27 at 100.00 A+   4,601,565
14,375 Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%,
6/01/36
6/26 at 100.00 A-   14,764,419

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 6,845 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT)
10/31 at 100.00 Aa3   $ 6,410,685
12,410 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/48, (AMT)
10/28 at 100.00 AA-   12,682,151
1,750 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2015B, 5.000%,
10/01/40, (Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 A+  (4) 1,776,985
7,665 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 A   7,874,254
2,140 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.350%, 8/01/35
8/26 at 100.00 N/R   2,177,215
6,495 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   6,062,628
7,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health, Inc., Series 2019A, 5.000%, 10/01/47
4/29 at 100.00 A2   7,801,275
2,335 Orlando, Florida, Capital Improvement Special Revenue Bonds, Series
2014B, 5.000%, 10/01/46
10/24 at 100.00 AA+   2,364,608
500 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022, 5.000%,
11/01/52
11/32 at 100.00 BBB-   494,090
Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A:
1,950 5.000%, 4/01/39, 144A 4/29 at 100.00 Ba1   1,935,219
5,225 5.000%, 4/01/51, 144A 4/29 at 100.00 Ba1   5,007,170
545 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R   533,114
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016:
130 4.750%, 11/01/28 11/27 at 100.00 N/R   131,351
265 5.375%, 11/01/36 11/27 at 100.00 N/R   268,837
10,075 South Broward Hospital District, Florida, Hospital Revenue Bonds,
South Broward Hospital District Obligated Group, Refunding Series
2016A, 4.000%, 5/01/44
5/26 at 100.00 Aa3   9,675,929
365 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A1,
3.625%, 5/01/35
5/26 at 100.00 A   356,324
South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2:
85 4.350%, 5/01/26 No Opt. Call N/R   85,051
100 4.875%, 5/01/35 5/26 at 100.00 N/R   100,164
1,350 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series
2014A, 5.125%, 7/01/34
1/24 at 100.00 A-   1,358,005
Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Refunding Series 2015A:
1,000 5.000%, 12/01/40 6/25 at 100.00 Baa1   1,000,200
7,780 5.000%, 12/01/44, (UB) (5) 6/25 at 100.00 Baa1   7,709,124
2,600 Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/55,
(UB) (5)
12/25 at 100.00 Baa1   2,599,636

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 395 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)
8/23 at 100.00 N/R   $ 363,665
430 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)
8/23 at 100.00 N/R   4
300 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 N/R   304,344
Total Florida 256,059,623
Georgia - 5.2% (3.2% of Total Investments)
2,725 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1,
5.250%, 7/01/40
7/25 at 100.00 A   2,784,814
285 Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1, 6.500%, 1/01/29 (6)
1/28 at 100.00 N/R   128,250
1,205 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
4.500%, 11/01/35
11/23 at 100.00 B   958,975
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,575 5.000%, 1/01/32 1/24 at 100.00 AA-   2,592,201
3,750 5.000%, 1/01/34 1/24 at 100.00 AA-   3,774,525
2,030 Atlanta, Georgia, General Obligation Bonds, Public Improvement Social
Series 2022A-1, 5.000%, 12/01/41
12/32 at 100.00 Aa1   2,285,658
725 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/41
8/23 at 100.00 A   725,413
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2018A:
4,000 5.000%, 11/01/39, (UB) (5) 11/27 at 100.00 AA-   4,244,960
3,210 5.000%, 11/01/41 11/27 at 100.00 AA-   3,392,842
Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021:
2,875 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 A3   2,769,315
5,000 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 A3   4,738,250
4,245 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%,
7/01/49
7/29 at 100.00 Aa2   4,100,543
4,000 Bryan County School District, Georgia, General Obligation Bonds,
Series 2018, 5.000%, 8/01/42, (UB) (5)
8/26 at 100.00 AA+   4,140,600
1,250 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017C, 4.125%, 11/01/45
2/28 at 100.00 BBB   1,127,087
1,250 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017D, 4.125%, 11/01/45
2/28 at 100.00 BBB   1,127,088
1,925 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 AA   1,832,138
5 Cherokee County Water and Sewerage Authority, Georgia, Revenue
Bonds, Series 2001, 5.000%, 8/01/35 - AGM Insured
8/23 at 100.00 AA   5,006
3,190 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call Baa2   3,299,768

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 1,760 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%,
7/01/46
7/31 at 100.00 A1   $ 1,646,850
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 3/01/40
3/30 at 100.00 BBB+   979,280
1,340 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
10/23 at 100.00 N/R   1,341,702
3,485 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A1   3,498,417
Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A:
2,500 4.000%, 7/01/49 - BAM Insured 7/29 at 100.00 A1   2,373,325
29,265 4.000%, 7/01/49, (UB) (5) 7/29 at 100.00 A1   27,521,391
3,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA  (4) 3,102,270
Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B:
3,000 5.500%, 2/15/42, (UB) (5) 2/27 at 100.00 AA   3,174,420
5,500 5.250%, 2/15/45, (UB) (5) 2/27 at 100.00 AA   5,746,235
6,505 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A, 4.600%, 12/01/53
6/32 at 100.00 AAA   6,504,154
3,020 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2   3,105,738
Georgia Ports Authority, Revenue Bonds, Series 2021:
4,500 4.000%, 7/01/46 7/31 at 100.00 AA   4,473,405
3,000 4.000%, 7/01/51 7/31 at 100.00 AA   2,910,510
2,000 Georgia Ports Authority, Revenue Bonds, Series 2022, 4.000%, 7/01/52 7/32 at 100.00 AA   1,934,160
1,500 Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds,
Managed Lane System, Series 2021A, 4.000%, 7/15/37
7/31 at 100.00 AAA   1,571,205
1,500 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 A+  (4) 1,512,330
840 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.875%,
6/15/47, 144A
6/27 at 100.00 N/R   841,512
260 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds,
Series 2007A, 5.500%, 9/15/26
No Opt. Call A-   268,759
1,070 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019A, 5.000%, 5/15/43
5/29 at 100.00 A2   1,071,370
3,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47, 144A
11/27 at 100.00 Ba3   2,696,550
3,325 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/45 - AGM Insured
12/30 at 100.00 A2   3,218,766
3,700 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.500%, 7/01/60
7/25 at 100.00 BBB+   3,743,253
3,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2013A, 5.000%, 10/01/43
10/23 at 100.00 AA   3,001,800

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46, (UB)
(5)
10/26 at 100.00 AA   $ 2,043,460
3,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A2  (4) 3,035,100
2,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/30
1/24 at 100.00 AA   2,015,740
Total Georgia 137,359,135
Guam - 0.1% (0.1% of Total Investments)
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
195 5.000%, 11/15/33 11/25 at 100.00 BB   197,599
1,805 5.000%, 11/15/39 11/25 at 100.00 BB   1,797,582
1,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 10/01/37
10/27 at 100.00 BBB   1,025,450
Total Guam 3,020,631
Hawaii - 0.1% (0.1% of Total Investments)
1,175 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
8/23 at 100.00 BB   1,176,340
2,320 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 A1   2,339,163
Total Hawaii 3,515,503
Idaho - 0.1% (0.0% of Total Investments)
1,175 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 BB+   1,177,679
595 Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A, 5.000%, 9/01/32
8/23 at 100.00 A3   595,321
Total Idaho 1,773,000
Illinois - 23.5% (14.4% of Total Investments)
55,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   57,996,400
2,255 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 BB+   2,261,990
15,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
8/23 at 100.00 Ba2   15,500,310
8,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB+   9,092,496
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A:
1,800 7.000%, 12/01/26 12/25 at 100.00 BB+   1,922,868
51,780 7.000%, 12/01/44 12/25 at 100.00 BB+   54,279,938
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   1,396,690
6,210 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   6,696,616
450 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/26 - NPFG Insured
No Opt. Call BB+   392,913

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1:
$ 1,715 0.000%, 12/01/26 - NPFG Insured No Opt. Call BB+   $ 1,497,435
1,000 0.000%, 12/01/27 - NPFG Insured No Opt. Call BB+   838,840
1,765 0.000%, 12/01/30 - NPFG Insured No Opt. Call BB+   1,300,081
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A:
2,585 0.000%, 12/01/27 - NPFG Insured No Opt. Call BB+   2,168,401
8,565 0.000%, 12/01/31 - NPFG Insured No Opt. Call BB+   6,025,906
9,150 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2017, 5.000%, 12/01/51, (UB) (5)
12/26 at 100.00 A+   9,339,954
2,430 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+   2,527,079
Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
25,755 0.000%, 1/01/29 - NPFG Insured No Opt. Call Baa2   20,789,436
8,765 0.000%, 1/01/34 - FGIC Insured No Opt. Call Baa2   5,586,110
17,310 0.000%, 1/01/37 - FGIC Insured No Opt. Call Baa2   9,204,073
Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B:
670 5.500%, 1/01/31 1/25 at 100.00 Baa3   684,023
1,000 5.500%, 1/01/33 1/25 at 100.00 Baa3   1,019,220
2,695 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.000%, 1/01/35
1/24 at 100.00 Baa3   2,713,191
13,205 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   14,026,351
2,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 5.500%, 1/01/40
1/25 at 100.00 Baa3   2,029,380
Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E:
10,115 5.500%, 1/01/35 1/25 at 100.00 Baa3   10,293,934
5,890 5.500%, 1/01/42 1/25 at 100.00 Baa3   5,968,396
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,470 5.000%, 1/01/24 No Opt. Call BBB   3,485,685
350 5.000%, 1/01/29 1/26 at 100.00 BBB   358,176
765 5.000%, 1/01/35 1/26 at 100.00 BBB   778,915
1,610 Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%,
1/01/30
No Opt. Call A1   1,260,614
Chicago, Illinois, General Obligation Bonds, Series 2015A:
1,000 5.500%, 1/01/35 1/25 at 100.00 BBB   1,017,690
9,800 5.500%, 1/01/39 1/25 at 100.00 BBB   9,952,292
10,125 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB) (5)
1/29 at 100.00 BBB   10,339,650
5,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A, 5.500%, 1/01/62 - AGM Insured
7/33 at 100.00 A   5,573,800
2,350 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2018A, 4.000%, 12/01/43
6/28 at 100.00 Aa2   2,328,850
12,190 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A   11,467,133
800 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A, 5.500%,
12/01/30, 144A
12/25 at 100.00 N/R   815,504
2,675 Illinois Finance Authority, Revenue Bonds, Columbia College Chicago,
Series 2015A, 5.000%, 12/01/37
12/25 at 100.00 BBB+   2,712,022

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 17,770 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46
6/26 at 100.00 A3   $ 17,857,251
20,000 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46, (UB) (5)
6/26 at 100.00 A3   20,098,200
3,375 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3   3,378,172
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A:
2,700 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) (5) 10/25 at 100.00 N/R  (4) 2,799,846
300 5.000%, 10/01/46, (UB) (5) 10/25 at 100.00 AA-   305,490
Illinois State, General Obligation Bonds, April Series 2014:
6,165 5.000%, 4/01/38 4/24 at 100.00 BBB+   6,191,016
5,000 5.000%, 4/01/39 4/24 at 100.00 Baa1   5,018,700
Illinois State, General Obligation Bonds, February Series 2014:
4,100 5.250%, 2/01/31 2/24 at 100.00 Baa1   4,133,415
2,200 5.250%, 2/01/32 2/24 at 100.00 BBB+   2,216,060
2,435 5.250%, 2/01/33 2/24 at 100.00 BBB+   2,452,922
6,000 5.000%, 2/01/39 2/24 at 100.00 BBB+   6,017,220
1,785 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB+   1,951,987
7,605 Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47, (UB) (5)
5/32 at 100.00 BBB+   8,295,382
Illinois State, General Obligation Bonds, November Series 2016:
3,100 5.000%, 11/01/35 11/26 at 100.00 Baa1   3,176,818
3,000 5.000%, 11/01/37 11/26 at 100.00 BBB+   3,054,150
2,400 5.000%, 11/01/40 11/26 at 100.00 Baa1   2,427,168
5,795 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 BBB+   6,166,459
3,800 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27
No Opt. Call BBB+   4,043,504
20,830 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27, (UB) (5)
No Opt. Call BBB+   22,164,786
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB+   5,259,350
5,350 Illinois State, General Obligation Bonds, Refunding April Series 2019B,
5.125%, 9/01/26
No Opt. Call Baa1   5,618,142
7,250 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
8/23 at 100.00 AA-   7,256,235
2,755 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   2,808,530
560 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052, 5.791%, 1/01/38, 144A, (IF)
8/23 at 100.00 AA-   561,932
2,500 Kane & DeKalb Counties Community Unit School District 301, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 12/01/23 - NPFG
Insured
No Opt. Call Aa2   2,465,675
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB   5,455,188
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A:
10,000 4.000%, 6/15/50 12/29 at 100.00 BBB   9,203,800
13,000 5.000%, 6/15/50 12/29 at 100.00 BBB   13,194,480

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A:
$ 23,110 0.000%, 12/15/52 No Opt. Call BBB   $ 5,628,440
2,455 5.000%, 6/15/53 12/25 at 100.00 BBB   2,478,298
1,945 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   1,963,828
8,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM
Insured
No Opt. Call BBB   1,680,800
45,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/43 - AGM Insured
No Opt. Call BBB   18,576,900
2,680 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1998A,
5.500%, 6/15/29 - NPFG Insured
No Opt. Call Baa2   2,800,868
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
8,400 0.000%, 12/15/30 - NPFG Insured No Opt. Call Baa2   6,340,236
7,940 0.000%, 6/15/33 - NPFG Insured No Opt. Call Baa2   5,437,074
450 0.000%, 12/15/34 - NPFG Insured No Opt. Call Baa2   288,031
12,500 0.000%, 6/15/35 - NPFG Insured No Opt. Call Baa2   7,790,500
10,620 0.000%, 12/15/35 - NPFG Insured No Opt. Call Baa2   6,435,083
11,505 0.000%, 12/15/36 - NPFG Insured No Opt. Call Baa2   6,609,507
65,000 0.000%, 12/15/38 - NPFG Insured No Opt. Call Baa2   33,421,050
38,040 0.000%, 6/15/40 - NPFG Insured No Opt. Call Baa2   17,884,506
3,720 0.000%, 6/15/41 - NPFG Insured No Opt. Call Baa2   1,658,525
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A:
6,935 5.000%, 1/01/37 1/28 at 100.00 AA-   7,294,580
4,755 5.000%, 1/01/40 1/28 at 100.00 AA-   4,964,220
4,005 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
8/23 at 100.00 B1   4,023,864
1,580 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/32
10/23 at 100.00 A-   1,587,916
11,350 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 1/01/24 - AGM
Insured
No Opt. Call A1   11,159,207
Total Illinois 617,237,673
Indiana - 1.4% (0.9% of Total Investments)
Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds,
Series 2005:
1,950 0.000%, 2/01/24 No Opt. Call Aa3   1,911,312
2,705 0.000%, 2/01/25 No Opt. Call Aa3   2,547,867
4,400 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2000,
0.000%, 1/15/24 - NPFG Insured
No Opt. Call Baa2   4,327,004
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,715,420
1,230 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
8/23 at 100.00 B1   1,235,806

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 9,300 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/44, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R  (4) $ 9,323,901
4,375 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
3.840%, 2/01/54
2/29 at 100.00 Aa1   4,098,106
10,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E, 0.000%, 2/01/26 - AMBAC Insured
No Opt. Call AA-   9,170,000
1,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 N/R   875,440
1,250 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R   1,256,175
1,230 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R   1,245,559
Total Indiana 37,706,590
Iowa - 1.1% (0.7% of Total Investments)
5,750 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/23 at 100.00 BB+   5,577,155
21,525 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50
12/29 at 103.00 BBB-   21,779,641
1,900 Iowa Higher Education Loan Authority, Private College Facility Revenue
Bonds, Upper Iowa University Project, Series 2012, 5.000%, 9/01/43,
(Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (4) 1,902,527
Total Iowa 29,259,323
Kansas - 0.6% (0.3% of Total Investments)
2,085 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB-   2,012,212
3,565 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
8/23 at 100.00 N/R   1,581,969
10,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A, 5.000%,
3/01/47
3/27 at 100.00 AA-   10,234,700
1,130 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 A1   1,155,120
Total Kansas 14,984,001
Kentucky - 1.1% (0.6% of Total Investments)
Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016:
5,000 5.375%, 2/01/36 2/26 at 100.00 BBB-   5,135,600
435 5.500%, 2/01/44 2/26 at 100.00 BBB-   441,777
2,355 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R   2,248,319
Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015:
500 5.750%, 11/15/45 11/25 at 100.00 N/R   428,920
2,250 5.750%, 11/15/50 11/25 at 100.00 N/R   1,885,658
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 Baa1   6,187,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 7,070 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2   $ 7,106,905
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C:
1,335 6.750%, 7/01/43 7/31 at 100.00 Baa2   1,528,121
2,295 6.875%, 7/01/46 7/31 at 100.00 Baa2   2,631,860
215 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2012A,
4.000%, 10/01/29
8/23 at 100.00 AA-   215,142
Total Kentucky 27,810,282
Louisiana - 2.2% (1.3% of Total Investments)
500 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 N/R   480,250
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017:
5,000 5.000%, 5/15/42 5/27 at 100.00 A3   5,112,150
3,730 5.000%, 5/15/46 5/27 at 100.00 A3   3,797,960
18,730 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3   17,397,735
5,930 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
8/23 at 100.00 N/R   5,936,049
Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Refunding Series
2015A:
1,450 5.000%, 7/01/39 7/25 at 100.00 A   1,467,429
10 5.000%, 7/01/39, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R  (4) 10,349
1,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 2017A,
5.000%, 7/01/47
7/27 at 100.00 A   1,014,330
1,000 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/56
7/26 at 100.00 A3   1,006,400
3,305 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
8/23 at 100.00 BBB+   3,187,309
1,835 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles
Charter Academy Foundation Project, Series 2011A, 7.750%,
12/15/31
8/23 at 100.00 N/R   1,838,670
Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017:
1,775 0.000%, 10/01/36 (8) 10/33 at 100.00 BBB   1,840,693
3,000 5.250%, 10/01/46 10/33 at 100.00 BBB   2,983,860
7,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A3   7,071,540
1,060 Louisiana Public Facilities Authority, Revenue Bonds, Southwest
Louisiana Charter Academy Foundation Project, Series 2013A,
8.375%, 12/15/43
12/23 at 100.00 N/R   1,064,569
1,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 A   1,010,330

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 2,560 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) $ 2,595,789
Total Louisiana 57,815,412
Maine - 0.2% (0.1% of Total Investments)
4,965 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A, 5.000%, 7/01/46
7/26 at 100.00 Ba1   4,553,153
Total Maine 4,553,153
Maryland - 0.5% (0.3% of Total Investments)
2,795 Maryland Economic Development Corporation, Private Activity
Revenue Bonds, Purple Line Light Rail Project, Green Series 2022B,
5.000%, 6/30/40, (AMT)
6/32 at 100.00 Baa3   2,914,430
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (6)
8/23 at 100.00 N/R   1,200,000
7,145 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3   7,271,252
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 Baa1  (4) 2,028,260
355 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%,
7/01/46, 144A
1/26 at 100.00 N/R   356,023
Total Maryland 13,769,965
Massachusetts - 0.1% (0.1% of Total Investments)
525 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   529,741
1,525 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 Baa2   1,438,410
1,800 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/34
10/26 at 100.00 Baa2   1,832,634
Total Massachusetts 3,800,785
Michigan - 1.8% (1.1% of Total Investments)
Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013:
750 6.000%, 10/01/33 10/23 at 100.00 N/R   713,250
1,250 6.000%, 10/01/43 10/23 at 100.00 N/R   1,132,100
12,600 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call AA   13,996,206
5 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
8/23 at 100.00 A2   5,004
2,925 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue
Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A2   3,081,283
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - FGIC Insured
8/23 at 100.00 A2   5,007
10 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
8/23 at 100.00 A1   10,014
20,460 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A, 5.000%, 5/15/54
5/26 at 100.00 A2   20,616,724

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 A2   $ 1,008,280
5,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54
10/29 at 100.00 AA-   4,819,400
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37
8/23 at 100.00 A   2,001,240
Total Michigan 47,388,508
Minnesota - 1.6% (1.0% of Total Investments)
700 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R   628,012
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A:
15,830 5.000%, 2/15/53 2/28 at 100.00 A-   15,905,826
4,765 5.000%, 2/15/58 2/28 at 100.00 A-   4,778,199
1,500 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
8/23 at 101.00 BB+   1,506,465
800 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 N/R   734,096
3,435 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 A2   3,552,924
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A:
750 5.750%, 9/01/46 9/26 at 100.00 BB+   751,207
4,000 6.000%, 9/01/51 9/26 at 100.00 BB+   4,022,040
6,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group,
Refunding Series 2015A, 5.000%, 7/01/32
7/25 at 100.00 A   6,137,520
3,850 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
8/23 at 100.00 N/R   3,850,539
Total Minnesota 41,866,828
Missouri - 1.5% (0.9% of Total Investments)
615 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 3.900%, 11/01/29
11/25 at 100.00 N/R   569,564
895 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
8/23 at 103.00 BB-   923,040
55 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A,
5.000%, 3/01/36
3/27 at 100.00 BB-   56,005
10,090 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 A-   10,351,331
135 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   118,531
12,005 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/29 -
AMBAC Insured
No Opt. Call A2   9,911,688

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 650 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF
Financing, Series 2018B, 5.000%, 2/01/40, 144A
2/28 at 100.00 N/R   $ 517,485
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A:
660 5.125%, 6/01/25, 144A No Opt. Call N/R   650,628
3,810 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R   3,540,595
3,695 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R   3,398,291
Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2013A:
1,590 5.000%, 6/01/30 8/23 at 100.00 A1   1,591,765
2,700 5.000%, 6/01/33 8/23 at 100.00 A1   2,702,889
505 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, University of Central Missouri, Series
2013C-2, 5.000%, 10/01/34
10/23 at 100.00 A+   505,495
50 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
11/23 at 100.00 A2   49,673
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016:
1,275 5.000%, 11/15/41 11/25 at 100.00 N/R   1,256,563
1,105 5.000%, 11/15/46 11/25 at 100.00 N/R   1,060,922
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   429,970
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A:
450 5.000%, 12/01/35 12/25 at 100.00 N/R   426,920
130 5.125%, 12/01/45 12/25 at 100.00 N/R   117,872
830 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
8/23 at 103.00 BB-   856,353
700 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R   517,440
Total Missouri 39,553,020
Nebraska - 0.5% (0.3% of Total Investments)
5,835 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+   6,076,861
Douglas County Hospital Authority 2, Nebraska, Hospital Revenue
Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
1,930 5.000%, 5/15/27 5/24 at 100.00 A-   1,938,183
3,000 5.000%, 5/15/36 5/24 at 100.00 A-   3,006,870
2,110 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015, 5.000%, 11/01/48
11/25 at 100.00 A   2,126,880
Total Nebraska 13,148,794
Nevada - 0.3% (0.2% of Total Investments)
2,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2018A, 4.000%, 6/15/37
6/28 at 100.00 A+   2,006,820

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 4,410 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A, 5.000%, 5/01/48
6/28 at 100.00 AA+   $ 4,637,777
Total Nevada 6,644,597
New Hampshire - 0.5% (0.3% of Total Investments)
2,995 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
8/23 at 100.00 B3   2,682,382
11,060 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37, 144A
1/33 at 100.00 N/R   10,073,780
Total New Hampshire 12,756,162
New Jersey - 7.1% (4.4% of Total Investments)
200 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (4) 201,418
1,100 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.125%,
7/01/42 - AGM Insured, (AMT)
1/24 at 100.00 A-   1,102,838
17,580 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 A-  (4) 19,015,934
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW:
40 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 N/R  (4) 41,576
755 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 A-  (4) 784,739
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA:
1,000 5.000%, 6/15/36 12/26 at 100.00 A-   1,038,460
10,000 5.000%, 6/15/41, (Pre-refunded 12/15/26) 12/26 at 100.00 A-  (4) 10,657,600
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD:
2,000 5.000%, 6/15/35, (Pre-refunded 6/15/27) 6/27 at 100.00 A-  (4) 2,162,480
2,175 5.000%, 6/15/42, (Pre-refunded 6/15/27) 6/27 at 100.00 A-  (4) 2,351,697
16,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 A-   16,719,840
New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999:
275 5.125%, 9/15/23, (AMT) 8/23 at 100.50 BB-   275,066
1,650 5.250%, 9/15/29, (AMT) 8/23 at 100.50 BB-   1,653,614
405 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   408,439
2,900 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/41
12/31 at 100.00 A-   2,855,427
19,650 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.000%, 6/15/48
12/32 at 100.00 A-   21,001,134
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A:
3,130 0.000%, 12/15/28 No Opt. Call A-   2,583,189
3,000 0.000%, 12/15/31 No Opt. Call A-   2,207,970
12,715 0.000%, 12/15/33 No Opt. Call A-   8,622,550
610 0.000%, 12/15/34 No Opt. Call A-   395,262
2,480 0.000%, 12/15/40 No Opt. Call A-   1,149,902

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
$ 10,000 0.000%, 12/15/33 - AGM Insured No Opt. Call A   $ 6,829,800
20,000 0.000%, 12/15/36 - AMBAC Insured, (UB) (5) No Opt. Call A-   11,610,800
19,175 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2008A, 0.000%, 12/15/35
No Opt. Call A-   11,774,984
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call A-   7,372,500
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 A-   5,133,700
6,305 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 A-   6,377,255
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/34, (UB) (5)
12/28 at 100.00 BBB+   16,181,100
6,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 A-   5,858,640
1,595 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+   1,631,254
19,345 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   19,351,577
Total New Jersey 187,350,745
New Mexico - 0.2% (0.1% of Total Investments)
4,185 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A, 5.000%,
8/01/44
8/29 at 100.00 Aa3   4,381,235
Total New Mexico 4,381,235
New York - 16.1% (9.9% of Total Investments)
Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
3,400 0.000%, 7/15/44 No Opt. Call Ba1   1,159,672
12,020 0.000%, 7/15/46 No Opt. Call Ba1   3,650,474
450 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 Caa2   393,304
200 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.000%, 11/01/39
11/24 at 100.00 BB-   163,536
480 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   478,392
Dormitory Authority of the State of New York, Revenue Bonds, New
School University, Series 2015A:
2,950 5.000%, 7/01/50 7/25 at 100.00 BBB+   2,979,648
220 5.000%, 7/01/50, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R  (4) 227,482
15,270 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%,
12/01/46, 144A
12/26 at 100.00 BB-   14,118,337
5,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
4.000%, 3/15/48
3/32 at 100.00 AA+   4,856,450
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/40
2/30 at 100.00 Aa1   4,991,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 7,250 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%,
7/01/46
7/26 at 100.00 Baa3   $ 7,261,382
81,270 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%,
6/01/50, 144A
8/23 at 18.66 N/R   8,981,148
350 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB   259,413
3,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A, 5.000%, 9/01/39
9/24 at 100.00 A   3,041,760
6,280 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.250%, 11/15/55
5/30 at 100.00 BBB+   6,597,328
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B:
4,210 5.000%, 11/15/34 11/26 at 100.00 BBB+   4,357,139
3,320 5.000%, 11/15/37 11/26 at 100.00 BBB+   3,400,975
1,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 BBB+   1,021,260
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 BBB+   5,326,550
2,500 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013A, 5.000%, 11/15/38
8/23 at 100.00 BBB+   2,500,200
2,775 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013D, 5.000%, 11/15/38
11/23 at 100.00 BBB+   2,775,583
1,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher College, Series 2011, 6.000%,
6/01/34
8/23 at 100.00 A-   1,002,160
6,895 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2019 Series FF-2, 4.000%, 6/15/41
6/29 at 100.00 AA+   6,904,722
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series AA, 4.000%, 6/15/40
12/29 at 100.00 AA+   10,030,800
9,750 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 AA+   9,554,025
3,965 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series DD-1, 4.000%, 6/15/50
6/30 at 100.00 AA+   3,872,695
2,035 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+   2,035,020
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 AA+   4,883,600
8,530 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2021 Series AA-1, 4.000%, 6/15/50
12/30 at 100.00 AA+   8,331,422
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2022 Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 AA+   9,750,100

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 AA   $ 5,337,600
4,440 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/34
1/26 at 100.00 AA   4,631,586
10,000 New York City, New York, Educational Construction Fund Revenue
Bonds, Series 2021B, 5.000%, 4/01/46
4/31 at 100.00 AA-   10,715,600
5,750 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 AA   6,123,405
2,860 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 AA   3,102,042
45,260 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   44,499,632
5,700 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R   5,711,457
5,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A, 5.000%, 1/01/46
1/26 at 100.00 A-   5,111,050
8,265 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%,
3/15/47
9/30 at 100.00 Aa1   8,907,769
12,100 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
4/30/53, (AMT)
10/31 at 100.00 BBB-   10,285,242
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
24,150 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   23,858,268
56,360 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   56,384,798
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
1,615 5.000%, 8/01/26, (AMT) 8/23 at 100.00 B+   1,618,214
28,700 5.000%, 8/01/31, (AMT) 8/23 at 100.00 B+   28,730,996
7,905 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B+   8,211,003
5,350 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/31, (AMT)
1/28 at 100.00 BB+   5,543,723
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020:
1,000 4.000%, 10/01/30, (AMT) No Opt. Call BB+   996,440
2,100 5.000%, 10/01/40, (AMT) 10/30 at 100.00 BB+   2,159,745
10,325 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 AA-   10,682,555
14,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   1,628,930
2,320 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2015B, 5.000%, 11/15/45
11/25 at 100.00 AA-   2,376,469

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 30,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax
Series 2023A, 4.500%, 5/15/63, (UB) (5)
5/33 at 100.00 AA+   $ 30,376,500
2,150 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   2,013,432
5,696 Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds, Series 2014A, 5.000%, 11/01/44
5/24 at 101.00 BBB-   5,564,307
3,640 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB-   3,528,034
Total New York 423,004,774
North Carolina - 0.4% (0.2% of Total Investments)
4,500 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Novant Health Obligated Group, Series 2019A,
4.000%, 11/01/52
11/29 at 100.00 AA-   4,299,750
5,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB   5,183,700
Total North Carolina 9,483,450
North Dakota - 2.0% (1.2% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021:
2,000 3.000%, 12/01/39 - AGM Insured 12/31 at 100.00 BBB-   1,640,020
1,075 4.000%, 12/01/46 12/31 at 100.00 BBB-   894,164
1,750 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 BBB-   1,262,292
1,425 4.000%, 12/01/51 12/31 at 100.00 Baa3   1,140,285
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C:
10,315 5.000%, 6/01/43 6/28 at 100.00 BB+   8,701,940
6,500 5.000%, 6/01/48 6/28 at 100.00 BB+   5,273,190
42,290 5.000%, 6/01/53 6/28 at 100.00 BB+   33,236,557
Total North Dakota 52,148,448
Ohio - 9.2% (5.6% of Total Investments)
1,430 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A-   1,447,518
2,420 Ashland County-West Holmes Joint Vocational School District, Ohio,
General Obligation Bonds, Limited Tax School Facilities Construction
& Improvement Series 2022, 4.000%, 12/01/46
12/29 at 100.00 Aa2   2,398,849
28,980 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   3,708,860
9,515 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   8,856,943
3,250 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2017, 5.000%, 12/01/37
12/27 at 100.00 A-   3,347,077
2,500 Clark-Shawnee Local School District, Clark County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement
Series 2017, 5.000%, 11/01/54
11/27 at 100.00 AA   2,601,875
6,500 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B,
4.000%, 1/01/46
1/29 at 100.00 AA   6,266,780

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 3,000 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Series 2014A-1, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 A1  (4) $ 3,014,550
1,565 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call A-   1,068,206
Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
2,000 0.000%, 11/15/28 - NPFG Insured No Opt. Call A-   1,668,040
6,895 0.000%, 11/15/32 - NPFG Insured No Opt. Call A-   4,905,792
2,155 0.000%, 11/15/34 - NPFG Insured No Opt. Call A-   1,410,146
Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Series 2006:
4,310 0.000%, 12/01/27 - AGM Insured No Opt. Call AA   3,735,736
5,835 0.000%, 12/01/28 - AGM Insured No Opt. Call AA   4,900,641
770 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%,
6/01/28, 144A
No Opt. Call N/R   771,425
2,400 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
8/23 at 100.00 Ba3   2,120,184
Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019:
1,010 5.000%, 12/01/34 12/29 at 100.00 BBB-   1,019,847
1,000 5.000%, 12/01/44 12/29 at 100.00 BBB-   955,740
4,780 5.000%, 12/01/51 12/29 at 100.00 BBB-   4,502,569
10,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/40, (UB) (5)
5/25 at 100.00 Aa2   10,162,500
1,730 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group,
Series 2017OH, 5.000%, 12/01/46
6/27 at 100.00 AA-   1,777,800
2,500 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018, 5.000%, 6/01/43
6/28 at 100.00 AAA   2,656,900
5,565 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B,
0.000%, 12/01/28 - AGM Insured
No Opt. Call Aa3   4,644,605
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 Aa3   1,076,870
2,875 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/45
9/30 at 100.00 Aa3   2,831,616
4,500 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call A1   5,168,025
6,105 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
8/23 at 100.00 Ba2   5,746,392
1,600 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017, 4.000%,
11/15/43
5/28 at 100.00 AA+   1,562,352
2,845 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29
No Opt. Call BBB-   2,589,804
8,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (6)
No Opt. Call N/R   80

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (6)
No Opt. Call N/R   $ 10
Ohio Higher Educational Facility Commission, Higher Educational
Facility Revenue Bonds, John Carroll University 2022 Project, Series
2022:
1,250 4.000%, 10/01/42 10/31 at 100.00 Baa1   1,106,988
1,250 4.000%, 10/01/47 10/31 at 100.00 Baa1   1,064,087
950 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series
2001, 0.000%, 2/15/29 - NPFG Insured
No Opt. Call A   783,208
7,045 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 A   6,626,668
4,250 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 6/30/53,
(AMT)
6/25 at 100.00 A3   4,152,803
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-2:
5,000 0.000%, 2/15/37 No Opt. Call A+   2,870,700
11,260 0.000%, 2/15/38 No Opt. Call A+   6,053,601
5,000 0.000%, 2/15/40 No Opt. Call A+   2,401,550
15,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A,
5.000%, 2/15/46
2/28 at 100.00 A+   15,826,650
3,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (6)
No Opt. Call N/R   30
27,880 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   26,883,569
22,820 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   22,004,413
3,200 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019, 5.000%, 12/01/38
12/29 at 100.00 AAA   3,532,352
3,945 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2021, 5.000%, 6/01/46
12/31 at 100.00 AAA   4,333,425
1,500 Ohio Water Development Authority, Water Pollution Control Loan
Fund Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%,
12/01/46
12/31 at 100.00 AAA   1,647,690
3,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 AAA   3,760,365
1,250 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2019,
5.000%, 12/01/48
12/28 at 100.00 AA   1,316,900
4,250 Pickerington Local School District, Fairfield and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement, Series 2023, 5.250%, 12/01/59
12/32 at 100.00 Aa2   4,677,295
1,845 Pinnacle Community Infrastructure Financing Authority, Grove City,
Ohio, Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 -
AGM Insured
12/25 at 100.00 AA   1,877,675
520 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R   417,373

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 395 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R   $ 386,144
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   821,410
4,000 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A,
4.000%, 1/15/55
1/28 at 100.00 Aa2   3,833,720
1,500 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32
No Opt. Call Aa3   1,752,705
750 Springboro, Ohio, General Obligation Bonds, Golf Course Limited Tax
Refunding Series 2022, 5.000%, 12/01/41
12/30 at 100.00 N/R   819,510
Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series
2013:
605 5.000%, 11/15/26 11/23 at 100.00 A+   607,595
1,075 5.000%, 11/15/27 11/23 at 100.00 A+   1,079,461
695 5.000%, 11/15/28 11/23 at 100.00 A+   697,822
10,000 Toledo, Ohio, Water System Revenue Bonds, Refunding & Improvement
Series 2016, 5.000%, 11/15/41
11/26 at 100.00 AA-   10,395,000
1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   993,950
3,590 Upper Arlington, Ohio, Special Obligation Nontax Revenue Bonds,
Kingsdale Mixed-Use Development Series 2022A, 5.000%, 12/01/46
12/29 at 100.00 Aa1   3,774,562
1,100 Wadsworth City School District, Medina County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 4.000%,
12/01/51
12/26 at 100.00 N/R   1,060,675
2,450 Westerville City School District, Franklin and Delaware Counties, Ohio,
Certificates of Participation, School Facilities Project, Series 2018,
5.000%, 12/01/39
12/27 at 100.00 Aa2   2,570,295
5,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023, 5.500%, 12/01/54
12/32 at 100.00 AA+   5,662,050
Total Ohio 242,709,973
Oklahoma - 2.3% (1.4% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B:
12,690 5.250%, 8/15/43 8/28 at 100.00 BB-   12,576,932
9,715 5.250%, 8/15/48 8/28 at 100.00 BB-   9,441,037
18,235 5.500%, 8/15/52 8/28 at 100.00 BB-   18,162,425
16,570 5.500%, 8/15/57 8/28 at 100.00 BB-   16,317,804
1,550 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 N/R   1,491,333
1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   1,508,745
Total Oklahoma 59,498,276
Oregon - 0.3% (0.2% of Total Investments)
7,330 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 AA-   7,637,347

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
$ 1,150 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%,
11/01/36, 144A
5/29 at 100.00 A3   $ 1,249,475
Total Oregon 8,886,822
Pennsylvania - 6.0% (3.7% of Total Investments)
380 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
8/23 at 100.00 B1   381,790
1,355 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   1,356,599
11,700 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB-   11,700,000
34,785 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R   348
2,030 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,494,120
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017:
16,975 5.000%, 11/01/47 11/27 at 100.00 B   11,015,078
6,695 5.000%, 11/01/50 11/27 at 100.00 B   4,343,448
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018:
4,000 5.000%, 6/01/32, (UB) (5) 6/28 at 100.00 A   4,296,680
2,260 5.000%, 6/01/33, (UB) (5) 6/28 at 100.00 A   2,425,613
2,405 5.000%, 6/01/34 6/28 at 100.00 A   2,579,338
1,275 5.000%, 6/01/34, (UB) (5) 6/28 at 100.00 A   1,367,425
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
1,030 5.000%, 1/01/38 1/25 at 100.00 BBB+   1,031,339
205 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 209,860
845 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 865,035
15,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 4.000%,
2/15/47
2/27 at 100.00 A2   14,137,050
Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A:
8,710 4.000%, 4/01/39 4/30 at 100.00 A2   8,622,987
5,085 4.000%, 4/01/50 4/30 at 100.00 A2   4,756,560
5,000 5.000%, 4/01/50 4/30 at 100.00 A2   5,170,100
15,220 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A, 5.000%,
7/01/44, (UB) (5)
7/29 at 100.00 A2   15,421,513
17,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 5.000%, 5/01/57
5/32 at 100.00 A3   17,471,070
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A:
5,440 5.250%, 1/15/36, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (4) 5,595,584
3,535 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (4) 3,636,101

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,206 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
8/23 at 100.00 N/R   $ 397,030
1,131 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   203,681
24,890 Pennsylvania Economic Development Financing Authority, 5.000%,
12/31/57, (AMT), (UB) (5)
12/32 at 100.00 A1   25,798,983
4,135 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   4,150,382
1,000 Pennsylvania Public School Building Authority, Lease Revenue Bonds,
School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 - AGM
Insured
No Opt. Call A1   1,067,320
3,530 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.000%, 12/01/30
12/27 at 100.00 A3   3,976,086
4,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Sciences in Philadelphia, Series
2017, 5.000%, 11/01/47
5/27 at 100.00 N/R   4,034,400
1,100 The Redevelopment Authority of the City of Scranton, Lackawanna
county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series
2016A, 5.000%, 11/15/28
5/24 at 100.00 BBB-   1,085,865
Total Pennsylvania 158,591,385
Puerto Rico - 6.9% (4.2% of Total Investments)
75,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
8/23 at 8.03 N/R   5,418,750
1,805 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R   385,450
1,595 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%,
7/01/37, 144A
7/32 at 100.00 N/R   1,608,621
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A:
16,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   16,223,200
5,255 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R   5,204,027
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B:
8,180 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R   8,367,404
2,745 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R   2,766,274
5,785 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R   5,101,849
1,142 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   1,125,045
60 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022B, 0.000%, 7/01/32
No Opt. Call N/R   38,179
102 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   64,555
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
6,055 4.500%, 7/01/34 7/25 at 100.00 N/R   6,018,670
46,230 0.000%, 7/01/51 7/28 at 30.01 N/R   9,874,728
2,260 4.750%, 7/01/53 7/28 at 100.00 N/R   2,145,825
108,619 5.000%, 7/01/58 7/28 at 100.00 N/R   105,986,075

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 1,780 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   $ 1,725,158
493 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R   451,958
587 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022, 0.000%,
11/01/51
No Opt. Call N/R   300,933
8,008 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 N/R   6,896,290
1,000 Puerto Rico, Highway and Transportation Authority Highway Revenue
Bonds, Series 2022, 5.250%, 7/01/36
8/23 at 100.00 N/R   1,008,730
Total Puerto Rico 180,711,721
Rhode Island - 0.1% (0.1% of Total Investments)
21,570 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/23 at 18.23 CCC-   3,587,307
Total Rhode Island 3,587,307
South Carolina - 3.3% (2.0% of Total Investments)
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2:
21,570 0.000%, 1/01/30 - AMBAC Insured No Opt. Call A-   16,910,233
5,560 0.000%, 1/01/31 - AGC Insured No Opt. Call A-   4,217,093
South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Prisma Health Obligated Group, Series 2018A:
9,985 5.000%, 5/01/43, (UB) (5) 5/28 at 100.00 A3   10,160,237
8,560 5.000%, 5/01/48, (UB) (5) 5/28 at 100.00 A3   8,650,137
4,915 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50, (UB) (5)
6/25 at 100.00 A-   4,939,870
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   10,050,600
7,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB) (5)
12/26 at 100.00 A-   7,586,625
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A:
5,970 4.000%, 12/01/43 6/32 at 100.00 A-   5,695,320
10,295 5.000%, 12/01/55 6/32 at 100.00 A-   10,552,478
9,155 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 A-   9,197,662
Total South Carolina 87,960,255
South Dakota - 0.2% (0.1% of Total Investments)
4,455 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+   4,497,813
Total South Dakota 4,497,813
Tennessee - 0.5% (0.3% of Total Investments)
1,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42,
144A
12/26 at 100.00 N/R   904,840
4,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1,
4.000%, 8/01/44
8/29 at 100.00 Baa1   3,714,800

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 2,395 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/44
10/24 at 100.00 Baa2   $ 2,395,623
5,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 A2   5,161,800
155 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 5.000%, 2/01/24
No Opt. Call Baa2   155,339
Total Tennessee 12,332,402
Texas - 9.1% (5.6% of Total Investments)
870 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series
2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   896,909
730 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   752,484
Board of Managers, Joint Guadalupe County-Seguin City Hospital,
Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement
Series 2015:
3,135 5.250%, 12/01/35 12/25 at 100.00 BB   3,141,866
3,340 5.000%, 12/01/40 12/25 at 100.00 BB   3,149,620
980 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   1,008,263
1,735 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Areas 2-5
Major Improvement Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   1,788,438
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A:
2,000 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A3  (4) 2,069,920
3,625 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 A3  (4) 3,751,730
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016:
505 6.250%, 9/01/35 9/23 at 103.00 N/R   520,509
480 6.500%, 9/01/46 9/23 at 103.00 N/R   494,726
1,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%,
5/01/38
8/23 at 100.00 Baa2   982,730
150 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
8/23 at 100.00 Baa2   146,128
2,335 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 BBB+   2,336,915
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B:
17,000 5.250%, 10/01/51, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (4) 17,052,020
1,140 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228, 6.318%, 11/01/44,
(Pre-refunded 10/01/23), 144A, (IF) (5)
10/23 at 100.00 N/R  (4) 1,152,130
10,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1998, 8.000%, 4/01/28, (AMT)
8/23 at 100.00 B3   10,008,600
3,480 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA   3,533,731

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A:
$ 295 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A1   $ 124,759
590 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A1   235,504
1,000 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A1   378,820
2,000 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A1   716,680
2,600 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A1   881,634
4,180 0.000%, 11/15/53 - AGM Insured 11/31 at 33.96 A1   917,426
6,170 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H, 0.000%, 11/15/37 - NPFG Insured
11/31 at 69.08 BB+   2,869,482
4,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 BB   2,251,184
40,500 Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 - NPFG
Insured
11/30 at 54.04 A1   15,586,020
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 BB-   2,004,720
235 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 BB-   235,665
2,845 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   2,876,551
3,750 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Refunding Series
2020B-2, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   3,792,337
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B:
28,305 0.000%, 9/01/28 - AMBAC Insured No Opt. Call A   23,406,537
5,000 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A   3,831,200
5,765 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A   4,239,062
6,000 Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2001B, 5.500%, 12/01/29 - NPFG
Insured, (ETM)
No Opt. Call AA+  (4) 6,660,360
7,500 Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM
Insured, (ETM)
No Opt. Call A1  (4) 9,439,050
720 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A-   736,841
2,750 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/40
5/25 at 100.00 A   2,797,988
2,505 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call A   2,624,288
8,630 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
8/23 at 104.00 BB-   8,420,291
15,329 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (6)
1/26 at 102.00 N/R   306,574

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 825 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
(6)
7/25 at 100.00 Caa2   $ 746,625
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C:
6,330 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R  (4) 7,973,964
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 11,682,474
North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I:
2,555 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 A1  (4) 2,658,324
7,000 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 A1  (4) 7,301,980
10,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call A1   8,612,800
4,880 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 A1   4,928,702
5,345 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 5.000%, 1/01/43
1/28 at 100.00 A+   5,560,724
2,345 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A2   2,370,537
1,570 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
2/24 at 100.00 Ba1   1,583,000
1,000 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%,
12/15/47 (6)
8/23 at 100.00 N/R   600,000
5 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48
9/27 at 100.00 AA+   4,954
1,090 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A-   1,132,968
25,610 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa2   25,896,064
2,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38, (AMT)
9/23 at 100.00 Baa2   2,004,860
3,600 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3   3,346,020
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/37
10/27 at 100.00 AAA   5,066,800
Total Texas 239,590,488
Utah - 0.1% (0.1% of Total Investments)
1,945 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   1,942,277
1,755 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 4.000%, 7/01/51 - AGM Insured, (AMT)
7/31 at 100.00 A1   1,663,845
Total Utah 3,606,122

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 2.9% (1.8% of Total Investments)
$ 12,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 BBB   $ 12,128,400
22,405 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51,
(UB) (5)
7/26 at 100.00 BBB   22,644,733
540 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25)
3/25 at 100.00 N/R  (4) 558,992
2,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/23 at 100.00 B-   1,872,960
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
8,995 5.000%, 12/31/49, (AMT) 6/27 at 100.00 Baa3   9,093,136
12,125 5.000%, 12/31/52, (AMT) 6/27 at 100.00 Baa3   12,244,431
17,500 5.000%, 12/31/56, (AMT) 6/27 at 100.00 Baa3   17,641,050
Total Virginia 76,183,702
Washington - 4.7% (2.9% of Total Investments)
940 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 -
FGIC Insured
8/23 at 100.00 AA+   952,963
3,155 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016,
5.000%, 12/01/27
12/26 at 100.00 Baa3   3,235,516
125 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
8/23 at 100.00 N/R   121,123
6,065 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015,
4.000%, 7/01/36
7/25 at 100.00 A3   5,910,585
10,420 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/45, (UB) (5)
8/25 at 100.00 A+   10,447,300
10,500 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41
2/28 at 100.00 A+   9,841,125
1,760 Washington Health Care Facilities Authority, Revenue Bonds, Overlake
Hospital Medical Center, Series 2017A, 5.000%, 7/01/42
1/28 at 100.00 BBB+   1,736,803
10,785 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014C, 5.000%, 10/01/44, (UB)
(5)
10/24 at 100.00 A   10,673,375
21,320 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/38, (UB)
(5)
10/24 at 100.00 A   21,336,203
Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020:
2,000 4.000%, 9/01/45 9/30 at 100.00 A2   1,876,360
14,875 5.000%, 9/01/55, (UB) (5) 9/30 at 100.00 A2   15,485,470
21,005 5.000%, 9/01/55 9/30 at 100.00 A2   21,867,045
8,200 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015B, 5.000%, 10/01/38
4/30 at 100.00 Aa2   8,776,460
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase:
9,435 4.000%, 7/01/43 7/31 at 100.00 BB+   8,710,109
1,675 3.000%, 7/01/48 7/31 at 100.00 BB+   1,234,023

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,410 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/24 - NPFG Insured
No Opt. Call AA+   $ 1,345,168
Total Washington 123,549,628
West Virginia - 0.1% (0.1% of Total Investments)
3,500 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 AA-   3,509,030
Total West Virginia 3,509,030
Wisconsin - 2.3% (1.4% of Total Investments)
25 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.000%,
6/15/37, 144A
6/24 at 100.00 N/R   23,088
1,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36,
144A
5/26 at 100.00 N/R   957,040
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A:
5,545 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R   4,782,729
4,430 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R   3,364,673
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1:
80 0.000%, 1/01/47, 144A (6) No Opt. Call N/R   1,793
70 0.000%, 1/01/48, 144A (6) No Opt. Call N/R   1,489
69 0.000%, 1/01/49, 144A (6) No Opt. Call N/R   1,385
66 0.000%, 1/01/50, 144A (6) No Opt. Call N/R   1,248
65 0.000%, 1/01/51, 144A (6) No Opt. Call N/R   1,166
85 0.000%, 1/01/52, 144A (6) No Opt. Call N/R   1,412
84 0.000%, 1/01/53, 144A (6) No Opt. Call N/R   1,324
81 0.000%, 1/01/54, 144A (6) No Opt. Call N/R   1,207
79 0.000%, 1/01/55, 144A (6) No Opt. Call N/R   1,121
78 0.000%, 1/01/56, 144A (6) No Opt. Call N/R   1,046
4,225 5.500%, 7/01/56, 144A (6) 3/28 at 100.00 N/R   2,355,391
86 0.000%, 1/01/57, 144A (6) No Opt. Call N/R   1,093
84 0.000%, 1/01/58, 144A (6) No Opt. Call N/R   1,009
81 0.000%, 1/01/59, 144A (6) No Opt. Call N/R   936
80 0.000%, 1/01/60, 144A (6) No Opt. Call N/R   862
79 0.000%, 1/01/61, 144A (6) No Opt. Call N/R   803
76 0.000%, 1/01/62, 144A (6) No Opt. Call N/R   739
75 0.000%, 1/01/63, 144A (6) No Opt. Call N/R   688
73 0.000%, 1/01/64, 144A (6) No Opt. Call N/R   642
72 0.000%, 1/01/65, 144A (6) No Opt. Call N/R   594
78 0.000%, 1/01/66, 144A (6) No Opt. Call N/R   593
935 0.000%, 1/01/67, 144A (6) No Opt. Call N/R   6,479
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
69 0.000%, 1/01/46, 144A (6) No Opt. Call N/R   1,676
68 0.000%, 1/01/47, 144A (6) No Opt. Call N/R   1,536
68 0.000%, 1/01/48, 144A (6) No Opt. Call N/R   1,449
67 0.000%, 1/01/49, 144A (6) No Opt. Call N/R   1,360
67 0.000%, 1/01/50, 144A (6) No Opt. Call N/R   1,248
73 0.000%, 1/01/51, 144A (6) No Opt. Call N/R   1,299
1,874 1.000%, 7/01/51, 144A (6) 3/28 at 100.00 N/R   1,080,796
72 0.000%, 1/01/52, 144A (6) No Opt. Call N/R   1,203
71 0.000%, 1/01/53, 144A (6) No Opt. Call N/R   1,127
71 0.000%, 1/01/54, 144A (6) No Opt. Call N/R   1,056
70 0.000%, 1/01/55, 144A (6) No Opt. Call N/R   987

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 69 0.000%, 1/01/56, 144A (6) No Opt. Call N/R   $ 928
68 0.000%, 1/01/57, 144A (6) No Opt. Call N/R   869
67 0.000%, 1/01/58, 144A (6) No Opt. Call N/R   812
67 0.000%, 1/01/59, 144A (6) No Opt. Call N/R   768
67 0.000%, 1/01/60, 144A (6) No Opt. Call N/R   718
66 0.000%, 1/01/61, 144A (6) No Opt. Call N/R   668
65 0.000%, 1/01/62, 144A (6) No Opt. Call N/R   628
64 0.000%, 1/01/63, 144A (6) No Opt. Call N/R   588
64 0.000%, 1/01/64, 144A (6) No Opt. Call N/R   557
63 0.000%, 1/01/65, 144A (6) No Opt. Call N/R   520
62 0.000%, 1/01/66, 144A (6) No Opt. Call N/R   474
808 0.000%, 1/01/67, 144A (6) No Opt. Call N/R   5,601
500 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Corvian Community School, North Carolina Series 2023A, 6.250%,
6/15/48, 144A
6/33 at 100.00 N/R   499,325
1,200 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series 2016,
4.000%, 8/01/35, (AMT)
8/26 at 100.00 N/R   1,054,992
1,690 Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream Meadowlands Project, Series
2017A, 3.125%, 8/01/27, 144A (6)
No Opt. Call N/R   1,290,737
1,350 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream Meadowlands Project, Series 2017,
7.000%, 12/01/50, 144A
12/27 at 100.00 N/R   1,231,335
160 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 BBB   163,053
2,905 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western
California University Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 BBB-   2,866,422
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB-   993,790
1,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Senior Series 2003A, 0.000%, 12/15/31
No Opt. Call A1   728,170
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012:
2,105 5.000%, 6/01/32 8/23 at 100.00 A3   2,105,379
2,500 5.000%, 6/01/39 8/23 at 100.00 A3   2,481,850
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series
2016A:
12,650 5.000%, 11/15/39 5/26 at 100.00 Aa2   12,947,149
13,080 4.000%, 11/15/46 5/26 at 100.00 AA+   12,377,342
1,120 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014, 5.250%,
10/01/39
8/23 at 102.00 N/R   990,304
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   4,026,920
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
1,415 5.000%, 7/01/27 7/24 at 100.00 A   1,434,400
1,310 5.000%, 7/01/29 7/24 at 100.00 A   1,328,942
Total Wisconsin 59,137,528
Total Municipal Bonds
(cost $4,107,334,148) 4,173,376,293

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2023
(Unaudited)

NZF
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X – COMMON STOCKS - 4 .5% ( 2 .8 % of Total Investments)
X 117,958,394
Electric Utilities - 0.1% (0.1% of Total Investments)
27,204 Talen Energy Corp (10) $ 1,416,648
Total Electric Utilities 1,416,648
Independent Power and Renewable Electricity Producers - 4.4% (2.7% of Total Investments)
1,512,547 Energy Harbor Corp (10),(11) 116,541,746
Total Independent Power and Renewable Electricity Producers 116,541,746
Total Common Stocks
(cost $44,283,311) 117,958,394
Shares Description (1) Value
– INVESTMENT COMPANIES - 0 .0% ( 0 .0 % of Total Investments)
X 1,178,414
6,266 BlackRock MuniHoldings Fund Inc $ 74,189
30,000 Invesco Municipal Opportunity Trust 286,200
43,020 Invesco Trust for Investment Grade Municipals 421,166
43,420 PIMCO Municipal Income Fund II 396,859
Total Investment Companies
(cost $1,569,945) 1,178,414
Total Long-Term Investments
(cost $4,153,187,404) 4,292,513,101
Borrowings - (0.7)% (12) (19,600,000)
Floating Rate Obligations - (14.4)% (379,106,000)
MFP Shares, Net - (24.3)%(13) (640,110,507)
VRDP Shares, Net- (25.6)%(14) (673,499,154)
Other Assets & Liabilities, Net -  1.9% 51,791,650
Net Assets Applicable to Common Shares - 100% $ 2,631,989,090
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,173,351,049 $ 25,244 $ 4,173,376,293
Common Stocks – 117,958,394 – 117,958,394
Investment Companies 1,178,414 – – 1,178,414
Total
$ 1,178,414 $ 4,291,309,443 $ 25,244 $ 4,292,513,101

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B,
3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32. Various funds and accounts managed by Nuveen, including the
Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-
formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction,
Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(12) Borrowings as a percentage of Total Investments is 0.5%.
(13) MFP Shares, Net as a percentage of Total Investments is 14.9%.
(14) VRDP Shares, Net as a percentage of Total Investments is 15.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.